REVENUE (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers
Revenue	$ 6,615.9	$ 6,138.8	[1]
Gross Revenue
Disclosure of disaggregation of revenue from contracts with customers
Revenue	7,488.8	6,983.4
Intercompany Revenue
Disclosure of disaggregation of revenue from contracts with customers
Revenue	(872.9)	(844.6)
Total collection
Disclosure of disaggregation of revenue from contracts with customers
Revenue	4,504.7	4,297.9
Landfills
Disclosure of disaggregation of revenue from contracts with customers
Revenue	1,190.2	1,088.8
Transfer
Disclosure of disaggregation of revenue from contracts with customers
Revenue	926.7	834.1
Material recovery
Disclosure of disaggregation of revenue from contracts with customers
Revenue	503.8	439.5
Other
Disclosure of disaggregation of revenue from contracts with customers
Revenue	363.4	323.1
Residential | Total collection
Disclosure of disaggregation of revenue from contracts with customers
Revenue	1,498.3	1,455.0
Commercial/industrial | Total collection
Disclosure of disaggregation of revenue from contracts with customers
Revenue	$ 3,006.4	$ 2,842.9

[1]	(1)Comparative figures have been re-presented, refer to Note 2 and 23.